Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Total Revenues	$ 5,931,000	$ 5,923,302	$ 9,285,628
Total cost of revenues	4,592,471	6,316,831	4,854,235
Gross profit (loss)	1,338,529	(393,529)	4,431,393
Operating expenses
Selling and marketing expense	1,676,277	7,419	17,542
General and administrative expenses	3,979,532	5,827,826	2,895,001
Provision for credit loss on loans receivable	4,417,126
Provision for bad debt	765,101	10,442,473	394,473
Total Operating expenses	10,838,036	16,277,718	3,307,016
Income (Loss) from operations	(9,499,507)	(16,671,247)	1,124,377
Other income (expense)	58,650	1,640,886	12,298
Interest income	5,201	6,030	2,980
Gain (Loss) from disposal of Assets or Investments	(39,340)
Interest expense	(312,526)	(1,337,377)	11
Total other income, net	(288,015)	309,539	15,289
Income (Loss) before income tax	(9,787,522)	(16,361,708)	1,139,666
Income tax	66,250	(71)	539,831
Net income (loss)	(9,853,772)	(16,361,637)	599,835
Gain from discontinued operations	465,224	(470,464)	178,202
Net income (loss) attributable to controlling interest	$ (9,388,548)	$ (16,832,101)	$ 778,037
Weighted average shares outstanding
Basic (in Shares)	4,065,609	1,227,167	976,692
Diluted (in Shares)	4,065,609	1,227,167	976,692
Earnings (Loss) per share
Basic (in Dollars per share)	$ (2.31)	$ (13.69)	$ 0.83
Diluted (in Dollars per share)	$ (2.31)	$ (13.69)	$ 0.83
Net income (loss)	$ (9,388,548)	$ (16,832,101)	$ 778,037
Other comprehensive income (loss):
Foreign currency translation loss	(405,772)	(1,596,992)	475,715
Total comprehensive income (loss)	(9,794,320)	(18,429,093)	1,253,752
Cost of revenues
Revenues	1,594,634	5,275,157	1,355,066
Total cost of revenues	4,561,857	5,162,292	1,315,721
Related party
Revenues	4,336,366	648,145	7,930,562
Total cost of revenues	$ 30,614	$ 1,154,539	$ 3,538,514